Supplemental Cash Flow Information - Schedule of Supplemental Cash Flow Information (Details) - Summit Materials, LLC - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jul. 02, 2016	Jun. 27, 2015	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Cash payments:
Interest	$ 35,321	$ 50,646	$ 89,102	$ 64,097	$ 52,001
Income taxes	$ 1,017	1,257	1,685	$ 1,361	$ 4,567
Non cash financing activities:
Purchase of noncontrolling interest in Continental Cement		$ (64,102)	$ (64,102)